Equity Investments - Venture Capital (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Equity Investments
Committed in venture capital funds	€ 269	€ 303
Total commitments to make equity investment in other entities	977	957
Drawn made from total commitments to make equity investment in other entities	708	€ 654
Due 2024
Equity Investments
Committed in venture capital funds	€ 269